WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
WARRANTS

Note 14. WARRANTS

The Company’s outstanding Common Stock warrants are equity classified. As of March 31, 2025, and December 31, 2024, the Company had 12,873,602 and 12,298,124 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $2.74 and expire at various dates through February 2030. During the three months ended March 31, 2025, a total number of 2,438,473 warrants were exercised into an equivalent number of shares of Common Stock as compared to no warrants being exercised during the three months ended March 31, 2024. The proceeds of the exercised warrants for the three months ended March 31, 2025, was $1,414,314, compared to no proceeds during the three months ended March 31, 2024.

On February 25, 2025, the Company entered into a warrant inducement agreement (the “February Inducement Agreement”) with certain holders (the “Holders”) of the Company’s warrants to purchase shares of the Company’s common stock, issued in a private placement offering that closed on October 21, 2024 (the “October Warrants”), and a private placement offering that closed on August 5, 2024 (the “August Warrants” and, together with the October Warrants, collectively, the “Existing Warrants”). Pursuant to the February Inducement Agreement, the Holders of the Existing Warrants agreed to exercise for cash (i) October Warrants to purchase an aggregate of up to 1,136,391 shares of Common Stock (the “October Warrant Shares”), at the reduced exercise price of $0.58 per share and August Warrants to purchase an aggregate of up to 1,302,082 shares of Common Stock (the “August Warrant Shares” and, together with the October Warrant Shares, the “Existing Warrant Shares”), at the reduced exercise price of $0.58 per share. The transactions contemplated by the Inducement Agreement (the “Warrant Inducement”) were consummated on February 26, 2025.

In consideration of the Holders’ immediate exercise of the Existing Warrants in accordance with the February Inducement Agreement, the Company issued unregistered Common Stock Purchase Warrants (the “New Warrants”) to purchase an aggregate of up to 2,926,166 shares of Common Stock (the “New Warrant Shares”) to the Holders of the Existing Warrants, with an exercise price of $0.85.

In addition, designees of the placement agent for the Offering were granted warrants to purchase an aggregate of up to 87,785 shares of Common Stock, with an exercise price of $0.85.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions for the Offering:

Exercise price per share of warrant	$0.85
Fair market closing price per share of Common Stock	$0.58
Volatility	83%
Expected term (years)	5
Risk-free interest rate	4.12%
Dividend yield	0%

The fair value of the New Warrants using the assumptions above was $601,752 for the warrants, $104,153 for the change in fair value related to the change in exercise price, and $31,422 for the placement agent warrants. The fair value of the above warrants was recorded in Additional paid-in capital.

As of March 31, 2025, there were tradeable warrants to purchase up to an aggregate of 1,601,259 shares of Common Stock outstanding and non-tradeable warrants to purchase an aggregate of up to 3,269,791 shares of Common Stock outstanding.

	Number of warrants issued	Weighted- average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,580)	1,601,255
IPO non-tradeable	3,015,464	3.06	(311,006)	2,704,458
Direct offering March 8, 2024	1,600,000	1.64	(1,066,667)	533,333
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	(1,302,082)	450,000
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Direct offering October 21, 2024	2,662,782	1.50	(1,136,391)	1,526,391
Placement agent direct offering October 21, 2024	61,448	1.50	—	61,448
Warrant inducement February 25, 2025	2,926,166	0.85	—	2.926.166
Placement agent warrant inducement February 25, 2025	87,785	0.85	—	87,785
Balance at March 31, 2025	17,415,328	$2.74	(4,541,726)	12,873,602

Note 14. WARRANTS

The Company’s outstanding Common Stock warrants are equity classified. As of December 31, 2024 and 2023, the Company had 12,298,124 and 4,649,952 warrants outstanding, respectively, to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $2.95 and expire at various dates through October 2029. During the year ended December 31, 2024, a total number of 1,066,767 warrants were exercised into an equivalent number of shares of Common Stock as compared to no warrants being exercised during the year ended December 31, 2023. The proceeds of the exercised warrants for the year ended December 31, 2024, was $1,343,390, compared to no proceeds during the year ended December 31, 2023.

On March 8, 2024, the Company issued to certain investors (1) in a registered direct offering, 1,600,000 shares of the Company’s Common Stock and (2) in a concurrent private placement, warrants to purchase an aggregate of 1,600,000 shares of Common Stock, with an exercise price of $1.64 (collectively, the “Transaction”), which Transaction constitutes a Dilutive Issuance under the terms of the warrants. In addition, the placement agent was granted warrants to purchase 32,000 shares of Common Stock, with an exercise price of $1.64.

On August 5, 2024, the Company entered into warrant exercise agreements with three existing accredited investors to exercise certain outstanding warrants to purchase an aggregate of 1,041,667 of the Company’s shares of Common Stock (the “Existing Warrants”). The exercising holders received in a private placement new unregistered warrants (the “New Warrants”) to purchase up to an aggregate of 1,302,082 shares of Common Stock with an exercise price of $1.50 per share, which are initially exercisable on the date that stockholder approval of the exercise of the New Warrants is obtained and will expire five years from the date of such approval. In connection with the exercise of the Existing Warrants, the Company agreed to reduce the exercise price of the Existing Warrants from $1.64 to $1.25 per share. The exercise of the Existing Warrants and the issuance of the New Warrants occurred on August 5, 2024. The change in the exercise price of the Existing Warrants resulted in a fair value adjustment  of $27,757 which was recorded to Additional paid-in capital for the exercised warrants.

On August 5, 2024, the Company also entered into a securities purchase agreement with an institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (1) in a registered direct offering, 360,000 shares of Common Stock, and (2) in a concurrent private placement, warrants (the “Private Warrants”) to purchase an aggregate of 450,000 shares of Common Stock (the “Private Warrant Shares”), with an exercise price of $1.50 (collectively, the “Offering”). In addition, designees of the placement agent for the Offering were granted warrants to purchase an aggregate of up to 49,862 shares of Common Stock, with an exercise price of $1.50.

On October 21, 2024, the Company issued (1) in a registered direct offering, 2,048,294 shares (the “Shares”) of the Company’s Common Stock, par value $0.007 per share, and (2) in a concurrent private placement, common warrants (the “Common Warrants”) to purchase an aggregate of 2,662,782 shares of Common Stock (the “Common Warrant Shares”), with an exercise price of $1.50, pursuant to a securities purchase agreement, dated October 18, 2024 with institutional investors (the “Purchasers”). Such registered direct offering and concurrent private placement are collectively referred to as the “Offerings.” In addition, designees of the placement agent for the Offering were granted warrants to purchase an aggregate of up to 61,448 shares of Common Stock, with an exercise price of $1.50.

As of December 31, 2024, and prior to the Offering, there were tradeable warrants to purchase up to an aggregate of 1,601,255 shares of Common Stock outstanding and non-tradeable warrants to purchase an aggregate of up to 2,704,458 shares of Common Stock outstanding.

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,580)	1,601,255
IPO non-tradeable	3,015,464	3.06	(311,006)	2,704,458
Direct offering March 8, 2024	1,600,000	1.64	(1,066,667)	533,333
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	—	1,752,082
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Direct offering October 21, 2024	2,662,782	1.50	—	2,662,782
Placement agent direct offering October 21, 2024	61,448	1.50	—	61,448
Balance at December 31, 2024	14,401,377	$2.95	(2,103,253)	12,298,124